Note 6 - Credit Assets, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 4,413,000	$ (268,000)
Acquired Credit Assets		1,032
Loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Balance	3,303,000
Balance	7,279,000	3,303,000
Loans [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	783,000	100,000
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	4,648,000	683,000
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	4,648,000	683,000
Write-offs	0	0
Recoveries	0	0
Balance	5,431,000	783,000
Loans [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2,520,000	2,413,000
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(152,000)	(791,000)
Credit asset originations	751,000	158,000
Derecognitions and maturities	(834,000)	(318,000)
Provision for (recovery of) credit losses	(235,000)	(951,000)
Write-offs	(442,000)	(4,000)
Recoveries	0	0
Balance	1,848,000	2,520,000
FX Impact	6,000	1,032,000
Loans [member] | Provision for credit commitments [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance	2,996,000
Balance	4,679,000	2,996,000
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	783,000	100,000
Transfer in (out) to Stage 1	0	56,000
Transfer in (out) to Stage 2	0	(124,000)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	2,403,000	751,000
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	2,403,000	683,000
Write-offs	0	0
Recoveries	0	0
Balance	3,187,000	783,000
Loans [member] | Provision for credit commitments [member] | Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	2,213,000	1,845,000
Transfer in (out) to Stage 1	(760,000)	484,000
Transfer in (out) to Stage 2	508,000	(534,000)
Transfer in (out) to Stage 3	(2,000)	(1,000)
Net remeasurement of loss allowance	(526,000)	(556,000)
Credit asset originations	613,000	146,000
Derecognitions and maturities	(129,000)	(229,000)
Provision for (recovery of) credit losses	(295,000)	(690,000)
Write-offs	(442,000)	(4,000)
Recoveries	0	0
Balance	1,493,000	2,213,000
FX Impact	18,000	30,000
Loans [member] | Provision for credit commitments [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance	306,000
Balance	426,000	306,000
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	(56,000)
Transfer in (out) to Stage 2	0	124,000
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	72,000	(68,000)
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	72,000	0
Write-offs	0	0
Recoveries	0	0
Balance	72,000	0
Loans [member] | Provision for credit commitments [member] | Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	306,000	568,000
Transfer in (out) to Stage 1	760,000	(484,000)
Transfer in (out) to Stage 2	(508,000)	534,000
Transfer in (out) to Stage 3	(170,000)	0
Net remeasurement of loss allowance	545,000	(235,000)
Credit asset originations	137,000	12,000
Derecognitions and maturities	(705,000)	(89,000)
Provision for (recovery of) credit losses	59,000	(262,000)
Write-offs	0	0
Recoveries	0	0
Balance	354,000	306,000
FX Impact	(12,000)	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance	0
Balance	2,174,000	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Balance	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	2,172,000	0
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	2,172,000	0
Write-offs	0	0
Recoveries	0	0
Balance	2,172,000	0
Loans [member] | Provision for credit commitments [member] | Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Balance	1,000	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	172,000	1,000
Net remeasurement of loss allowance	(170,000)	0
Credit asset originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	1,000	1,000
Write-offs	0	0
Recoveries	0	0
Balance	2,000	1,000
FX Impact	$ (0)	$ 0